Schedule of calculation of basic and diluted net income per share (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares		Dec. 31, 2023 SGD ($) $ / shares shares
Loss per share attributable to weighted average number of outstanding ordinary shares*
Net loss available to common stockholders		$ (3,633,248)	$ (4,673,447)	$ (1,560,535)		$ (1,119,555)
Weighted average ordinary shares outstanding - basic	[1]	2,558,938	2,558,938	2,250,000		2,250,000
Weighted average ordinary shares outstanding - diluted	[1]	2,558,938	2,558,938	2,250,000		2,250,000
Loss per ordinary share - basic (cents) | (per share)		$ (1.42)	$ (1.83)	$ (0.69)	[1]	$ (0.50)	[1]
Loss per ordinary share - diluted (cents) | (per share)		$ (1.42)	$ (1.83)	$ (0.69)	[1]	$ (0.50)	[1]

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on May 27, 2026.